FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                               San Mateo, CA 94404


September 1, 2000


Filed Via EDGAR (CIK #0000912291)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

        RE:    FRANKLIN REAL ESTATE SECURITIES TRUST
               File Nos. (33-69048 and 811-8034)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 31, 2000.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST



/s/ David P. Goss
Counsel


DPG:vs

cc:     Mark H. Plafker, Esq.